Other Receivables, Net (Details) - Schedule of Other Receivables - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Receivables [Abstract]
Others	$ 332	$ 332
Receivables from vendors upon cancellation of concerts	23,286,550	13,000,000
Receivables from sale of concert rights	1,500,000
Other receivables	24,786,882	13,000,332
Allowance for credit losses	(24,411,882)	(7,500,000)
Other receivables, net	$ 375,000	$ 5,500,332